Note Payable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Note Payable

The note payable is comprised of the following at:

	December 31, 2015	June 30, 2015
	(Unaudited)
Note payable	$2,620,098	$2,085,128
Add: accrued interest added to note principal	25,670	—
Less: unamortized loan discount	(218,113)	(277,070)
Less: unamortized debt issuance costs	(119,695)	(102,641)
Total note payable, net	$2,307,960	$1,705,417

The note payable is comprised of the following at:

	June 30,
	2015	2014
Note payable	$2,000,000	$1,500,000
Less: unamortized loan discount	(277,070)	(376,694)
Less: unamortized debt issuance costs	(102,641)	(123,087)
Total Note Payable, net	$1,620,289	$1,000,219